EARNINGS PER SHARE (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic
Net income (loss)	$ 21,287,000	$ 5,687,000	$ 1,388,000	$ 253,000	$ 1,217,000	$ 431,000	$ 632,000	$ (783,000)	$ (4,042,000)	$ 23,897,000	$ 2,858,000	$ 8,545,000	$ (3,762,000)	$ (11,899,000)
Less preferred dividends												0	0	0
Net income (loss) applicable to common stock												8,545,000	(3,762,000)	(11,899,000)
Average common shares outstanding	17,912,946		17,321,337							17,779,924	17,313,965	17,332,012	17,270,528	16,498,734
Income (loss) per common share - basic	$ 1.19	$ 0.33	$ 0.08	$ 0.01	$ 0.07	$ 0.02	$ 0.04	$ (0.05)	$ (0.23)	$ 1.34	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)
Diluted
Net income (loss)	21,287,000	5,687,000	1,388,000	253,000	1,217,000	431,000	632,000	(783,000)	(4,042,000)	23,897,000	2,858,000	8,545,000	(3,762,000)	(11,899,000)
Less preferred dividends												0	0	0
Net income (loss) applicable to common stock												$ 8,545,000	$ (3,762,000)	$ (11,899,000)
Average common shares outstanding	17,912,946		17,321,337							17,779,924	17,313,965	17,332,012	17,270,528	16,498,734
Equity compensation	266,389		81,316							253,463	50,916	101,801	0	0
Average common shares outstanding - diluted	18,179,335		17,402,653							18,033,387	17,364,881	17,433,813	17,270,528	16,498,734
Income (loss) per common share - diluted	$ 1.17	$ 0.33	$ 0.08	$ 0.01	$ 0.07	$ 0.02	$ 0.04	$ (0.05)	$ (0.23)	$ 1.33	$ 0.16	$ 0.49	$ (0.22)	$ (0.72)